Other Payables (Tables)	12 Months Ended
Feb. 28, 2022
Trade And Other Payables [Abstract]
Summary of Other Payables
	As of February 28, 2022	As of February 28, 2021
	US$	US$
Non-current
Contingent consideration	1,067,321	—

Current
Accruals	6,888,765	6,726,147
Provisions	3,440,146	1,750,000
Contingent consideration	2,500,000	—
Other payables	4,941,537	192,494
	17,770,448	8,668,641